Subsequent Events (Details Narrative) $ / shares in Units, $ in Thousands	6 Months Ended		8 Months Ended
	Jun. 30, 2021 USD ($)	Jun. 30, 2020 USD ($)	Aug. 25, 2021 USD ($) $ / shares shares	Aug. 23, 2021 USD ($)	Jan. 07, 2022 USD ($)	Aug. 24, 2021 USD ($)	Dec. 31, 2020 USD ($)
Subsequent Event [Line Items]
Long-term Debt, Gross	$ 969,298						$ 1,087,129
Repayments of Debt	$ 140,602	$ 106,107
Line of Credit Facility, Interest Rate Description	LIBOR plus spread ranging from 230 bps to 390 bps
Subsequent Event [Member] | NSM Loan [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 100,000
Long-term Debt, Gross			98,112		$ 33,112
Debt Conversion, Converted Instrument, Amount			$ 30,000
Debt Conversion, Converted Instrument, Shares Issued | shares			8,823,529
Debt Instrument, Convertible, Conversion Price | $ / shares			$ 3.40
Repayments of Debt			$ 35,000
Subsequent Event [Member] | HCB Loan Agreement [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity				$ 195,385
Long-term Debt, Gross				$ 190,216
Subsequent Event [Member] | HCB Loan Agreement [Member] | First Advance [Member]
Subsequent Event [Line Items]
Repayment installments				15
Line of Credit Facility, Frequency of Payments				quarterly
Line of Credit Facility, Periodic Payment				$ 4,665
Line of Credit Facility, Interest Rate Description				LIBOR
Debt Instrument, Basis Spread on Variable Rate				3.90%
Subsequent Event [Member] | HCB Loan Agreement [Member] | Second Advance [Member]
Subsequent Event [Line Items]
Repayment installments				11
Line of Credit Facility, Frequency of Payments				quarterly
Line of Credit Facility, Periodic Payment				$ 2,825
Line of Credit Facility, Interest Rate Description				LIBOR
Debt Instrument, Basis Spread on Variable Rate				7.00%
Subsequent Event [Member] | Two Existing Facilities [Member]
Subsequent Event [Line Items]
Repayments of Debt				$ 40,725
Subsequent Event [Member] | BNP Loan Agreement [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 96,000
Repayment installments			8
Line of Credit Facility, Frequency of Payments			quarterly
Line of Credit Facility, Periodic Payment			$ 4,625
Line of Credit Facility, Interest Rate Description			LIBOR plus 3.55%
Debt Instrument, Basis Spread on Variable Rate			3.55%
Subsequent Event [Member] | NMM Loan Agreement [Member]
Subsequent Event [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity						$ 45,000
Debt Instrument, Interest Rate, Stated Percentage						11.50%
Merger Agreement with Navios Partners [Member] | Subsequent Event [Member] | Ship Mortgage Notes [Member]
Subsequent Event [Line Items]
Debt Instrument, Repurchase Amount			$ 397,478
Common Stock [Member] | Merger Agreement with Navios Partners [Member] | Subsequent Event [Member]
Subsequent Event [Line Items]
Shares, conversion rate			0.1275
Sale of Stock, Number of Shares Issued in Transaction | shares			44,117,647
Sale of Stock, Consideration Received on Transaction			$ 150,000
Sale of Stock, Price Per Share | $ / shares			$ 3.40
Common Stock [Member] | Merger Agreement with Navios Partners [Member] | Subsequent Event [Member] | Navios Partners [Member]
Subsequent Event [Line Items]
Sale of Stock, Percentage of Ownership after Transaction			62.40%